Prepaid Expenses And Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses and taxes	$ 94,358	$ 86,249
Promotion items	14,786	14,899
Prepaid expense and other assets, Total	$ 109,144	$ 101,148